CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2022	12-31-2021
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	64	91
Balances with Banks	298,513	528,985
Short-term deposits	258,566	251,956
Mutual funds	110,064	230,068
Total	667,207	1,011,100

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the Company’s mutual funds as of December 31, 2022 and 2021 is shown below.

	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$
AAAfm	24,933	134,314
No classification	85,131	95,754
Total Mutual Funds	110,064	230,068

Changes in Financial Liabilities

	12-31-2022
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	991,956	296,316	4,426,033	5,714,305
Cash flows (+) Borrowings obtained	318,357	-	-	318,357
(-) Borrowings paid	(347,459)	(9,578)	(40,940)	(397,977)
(-) Commissions paid	(1,656)	-	-	(1,656)
(-) Interest paid	(18,450)	(37,141)	(193,737)	(249,328)
(+) Accrued interest	22,679	37,039	194,200	253,918
(+/-) Inflation adjustment	(29,757)	-	120,091	90,334
(+/-) Changes in fair value	-	(209,936)	-	(209,936)
(+/-) Other non-cash movements	5,007	(14)	7,812	12,805
Closing balance	940,677	76,686	4,513,459	5,530,822

	12-31-2021
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	1,274,260	39,660	4,707,944	6,021,864
Cash flows (+) Borrowings obtained	167,962	-	-	167,962
(-) Borrowings paid	(405,567)	(25,316)	(165,607)	(596,490)
(-) Commissions paid	(2,328)	-	-	(2,328)
(-) Interest paid	(18,084)	(30,034)	(204,465)	(252,583)
(+) Accrued interest	16,961	29,032	200,843	246,836
(+/-) Inflation adjustment	(45,891)	-	(120,785)	(166,676)
(+/-) Changes in fair value	-	283,261	-	283,261
(+/-) Other non-cash movements	4,643	(287)	8,103	12,459
Closing balance	991,956	296,316	4,426,033	5,714,305

	Lease liabilities
	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Opening balance January 1	163,304	211,755
Cash flows (-) Borrowings paid	(65,000)	(67,895)
(-) Interest paid	(9,724)	(7,811)
(+) Accrued interest	9,753	8,363
(+/-) Inflation adjustment	839	(13,540)
(+) Increase due to new leases liabilities	167,370	35,186
(+/-) Other movements	(2,318)	(2,754)
Closing balance	264,224	163,304